COMMON SHARES	12 Months Ended
Dec. 31, 2025
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
COMMON SHARES	COMMON SHARES

	Number of Shares	Amount
	(thousands)	(millions of Canadian $)

Outstanding at January 1, 2023	1,017,962	28,995
Dividend reinvestment and share purchase plan	19,464	1,003
Exercise of options	62	4
Outstanding at December 31, 2023	1,037,488	30,002
Exercise of options	1,607	99
Outstanding at December 31, 2024	1,039,095	30,101
Exercise of options	1,740	117
Outstanding at December 31, 2025	1,040,835	30,218
Common Shares Issued and Outstanding
The Company is authorized to issue an unlimited number of common shares without par value.
Common Shares After Spinoff Transaction
On October 1, 2024, as part of the Spinoff Transaction, TC Energy shareholders received one new TC Energy common share     and 0.2 of a South Bow common share in exchange for each TC Energy common share held.
Dividend Reinvestment and Share Purchase Plan
Under the Company's Dividend Reinvestment and Share Purchase Plan (DRP), eligible holders of common and preferred shares of TC Energy can reinvest their dividends and make optional cash payments to obtain additional TC Energy common shares. From August 31, 2022 to July 31, 2023, common shares were issued from treasury at a discount of two per cent to market prices over a specified period.
After July 31, 2023, common shares purchased with reinvested cash dividends under TC Energy's DRP are acquired on the open market at 100 per cent of the weighted average purchase price.
Basic and Diluted Net Income (Loss) per Common Share
Net income (loss) from continuing operations per common share is calculated by dividing Net income (loss) from continuing operations attributable to common shares by the weighted average number of common shares outstanding. Net income (loss) from discontinued operations is calculated by dividing Net income (loss) from discontinued operations by the weighted average number of common shares outstanding. The weighted average number of shares for the diluted earnings per share calculation includes options exercisable under TC Energy's Stock Option Plan and, from August 31, 2022 to July 31, 2023, common shares issuable from treasury under the DRP.

Weighted Average Common Shares Outstanding
at December 31
(millions)	2025	2024	2023

Basic	1,040	1,038	1,030
Diluted	1,040	1,038	1,030
Stock Options

	Number of Options	Weighted Average Exercise Prices[1]	Weighted Average Remaining Contractual Life
	(thousands)		(years)

Options outstanding at January 1, 2025	4,474	$60.69
Options exercised	(1,740)	$59.34
Options forfeited/expired	(373)	$62.77
Options Outstanding at December 31, 2025	2,361	$61.37	2.8
Options Exercisable at December 31, 2025	1,898	$63.22	2.4
1     Exercise prices of TC Energy stock options were adjusted in 2024 for the change in value of the TC Energy common shares following the Spinoff Transaction.
At December 31, 2025, an additional 3,994,688 common shares were reserved for future issuance from treasury under TC Energy's Stock Option Plan. The contractual life of options granted is seven years. Options may be exercised at a price determined at the time the option is awarded and vest equally on the anniversary date in each of the three years following the award. Forfeiture of stock options results from their expiration and, if not previously vested, upon resignation or termination of the option holder's employment. Commencing in 2024, the Company no longer issues stock options to employees or officers. The Company used a binomial model for determining the fair value of options granted and applied the following weighted average assumptions:

year ended December 31	2023

Weighted average fair value	$7.88
Expected life (years)[1]	5.1
Interest rate	2.9%
Volatility[2]	24%
Dividend yield	6.3%
1Expected life is based on historical exercise activity.
2Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.
The amount expensed for stock options, with a corresponding increase in Additional paid-in capital, was $7 million in 2025 (2024 – $6 million; 2023 – $9 million). At December 31, 2025, unrecognized compensation costs related to non-vested stock options were $0.8 million and are expected to be fully recognized over a period of 0.1 years.
The following table summarizes additional stock option information:

year ended December 31	2025	2024	2023
(millions of Canadian $, unless otherwise noted)

Total intrinsic value of options exercised	20	17	—
Total fair value of options that have vested	62	99	76
Total options vested	0.8 million	1.5 million	1.5 million
As at December 31, 2025, the aggregate intrinsic values of the total options exercisable and the total options outstanding were $23 million and $34 million, respectively (2024 - $20 million and $34 million, respectively).
Shareholder Rights Plan
TC Energy's Shareholder Rights Plan is designed to provide the Board of Directors with sufficient time to explore and develop alternatives for maximizing shareholder value in the event of a takeover offer for the Company and to encourage the fair treatment of shareholders in connection with any such offer. Attached to each common share is one right that, under certain circumstances, entitles certain holders to purchase an additional common share of the Company.